Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Discounts on current notes payable	$ 1,175,627	$ 2,624,984	$ 1,145,849
Super AA super voting preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Super AA super voting preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Super AA super voting preferred stock, shares issued	5,000	5,000	1,000
Super AA super voting preferred stock, shares outstanding	5,000	5,000	1,000
Series B convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series B convertible preferred stock, shares authorized	50,000	50,000	50,000
Series B convertible preferred stock, shares issued	1,350	0	0
Series B convertible preferred stock, shares outstanding	1,350	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,500,000,000	2,500,000,000	500,000,000
Common stock, shares issued	381,375,857	316,951,712	134,336,637
Common stock, shares outstanding	381,375,857	316,951,712	134,336,637
Series C Preferred Stock [Member]
Series C preferred stock liability, net of discounts	$ 152,972	$ 101,808	$ 0